LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Supplement dated February 3, 2020 to the Prospectus of the Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”), dated April 1, 2019, as may be revised and supplemented from time to time.

Effective February 3, 2020, Heather M. Young has joined the portfolio management team of the Fund.

Effective February 3, 2020, the information under the subsection “Portfolio Managers” in the section “Management” in the Fund’s Fund Summary is revised to include the following:

Heather M. Young, CFA®, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2020.

Effective February 3, 2020, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following under “Loomis Sayles”:

Heather M. Young, CFA® – Heather M. Young has served as co-portfolio manager of the Loomis Sayles Senior Floating Rate and Fixed Income Fund since 2020. Ms. Young, Vice President of Loomis Sayles, began her investment career in 2006. She rejoined Loomis Sayles in 2016, and before that, had worked at Loomis Sayles from 2008 to 2011. She earned a B.A. in Economics from Boston University and an M.B.A. from the Massachusetts Institute of Technology. Ms. Young holds the designation of Chartered Financial Analyst® and has over 14 years of investment experience.

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Supplement dated February 3, 2020 to the Statement of Additional Information of the Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”), dated April 1, 2019, as may be revised and supplemented from time to time.

Effective February 3, 2020, Heather M. Young has joined the portfolio management team of the Fund.

Effective February 3, 2020, the following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Ms. Young as of December 31, 2019:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Heather M. Young	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2019, Ms. Young had the following ownership in the Fund:

Fund(s) Managed	Dollar Range of Equity Securities Invested*
Loomis Sayles Senior Floating Rate and Fixed Income Fund	E

*	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. $100,001 – $500,000
F. $500,001 – $1,000,000
G. over $1,000,000